245 Summer Street

Fidelity® Investments

Boston, MA 02210

September 30, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Securities Fund (the trust): File Nos. 002-93601 and 811-04118
Fidelity Blue Chip Growth Fund
Fidelity Blue Chip Growth K6 Fund
Fidelity Blue Chip Value Fundaccarchuk
Fidelity Dividend Growth Fund
Fidelity Growth & Income Portfolio
Fidelity Leveraged Company Stock Fund
Fidelity OTC K6 Portfolio
Fidelity OTC Portfolio
Fidelity Real Estate Income Fund
Fidelity SAI Real Estate Income Fund
Fidelity Series Blue Chip Growth Fund
Fidelity Series Real Estate Income Fund
Fidelity Series Small Cap Opportunities Fund
Fidelity Small Cap Growth Fund
Fidelity Small Cap Growth K6 Fund
Fidelity Small Cap Value Fund
(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk
Nicole Macarchuk
Secretary of the Trust